VARIABLE INTEREST ENTITIES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 20, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Revenue		$ 10,290,626	$ 8,643,244	$ 19,467,735	$ 15,820,361	$ 35,727,199	$ 24,054,480
Gain on extinguishment of debt			$ 1,012,973		$ 955,610	2,988,779	3,311,198
Loss on deconsolidation of Max Steel VIE							(1,484,591)
Production Service Agreement
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Gain on extinguishment of debt	$ 3,311,198
Loss on deconsolidation of Max Steel VIE						1,484,591
JB Believe, LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Repayments of investments						3,200,000
Amount paid to release film						5,000,000
Producer fee owed to lender						6,491,834
JB Believe, LLC [Member] | Geographic Distribution, Domestic [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Revenue						$ 21,894	$ 107,800